SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - RSUs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of RSUs
Options outstanding, beginning balance
Granted	35,000
Vested	(18,500)
Cancelled & forfeited	(1,500)
Options outstanding, ending balance	15,500
Vested and expected to vest at December 31, 2015	15,500
Weighted average remaining contractual term (in years)
Options outstanding, ending balance	1 month 6 days
Vested and expected to vest at December 31, 2015	1 month 6 days
Aggregate intrinsic value
Options outstanding, ending balance	$ 231
Vested and expected to vest at December 31, 2015	$ 231